Segment Information - Summary of Operating Segments Disclosures - Consolidated Income Statement Data (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	€ 26,790	€ 25,220	€ 24,789
Group operating profit	2,177	2,095	1,908
(Loss)/profit on disposals	(24)	56	53
Finance costs less income	(305)	(289)	(317)
Share of equity accounted investments' profit/(loss)	60	65	42
Other financial expense	(46)	(60)	(66)
Share of equity accounted investments' profit	60	65	42
Profit before tax from continuing operations	1,862	1,867	1,620
Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	26,790	25,220	24,789
Group EBITDA	3,365	3,146	2,980
Depreciation, amortisation and impairment	1,188	1,051	1,072
Group operating profit	2,177	2,095	1,908
Continuing and Discontinued Operations [member]
Disclosure of operating segments [line items]
Revenue	26,797	27,563	27,104
Group EBITDA	3,360	3,310	3,130
Depreciation, amortisation and impairment	1,188	1,072	1,103
Group operating profit	2,172	2,238	2,027
Europe [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	12,975	12,487	12,403
Group EBITDA	1,244	1,251	1,124
Depreciation, amortisation and impairment	521	464	516
Group operating profit	723	787	608
(Loss)/profit on disposals	(35)	23	38
Share of equity accounted investments' profit/(loss)	30	24	25
Americas [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	13,384	12,297	11,878
Group EBITDA	2,096	1,843	1,747
Depreciation, amortisation and impairment	628	550	518
Group operating profit	1,468	1,293	1,229
(Loss)/profit on disposals	11	33	15
Share of equity accounted investments' profit/(loss)	25	32	34
Asia [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	431	436	508
Group EBITDA	25	52	109
Depreciation, amortisation and impairment	39	37	38
Group operating profit	(14)	15	71
Share of equity accounted investments' profit/(loss)	5	9	(17)
Europe Heavyside [member]
Disclosure of operating segments [line items]
(Loss)/profit on disposals	7	19	24
Share of equity accounted investments' profit/(loss)	13	9	12
Europe Heavyside [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	7,611	6,902	6,945
Group EBITDA	911	839	781
Depreciation, amortisation and impairment	410	361	395
Group operating profit	501	478	386
Europe Lightside [member]
Disclosure of operating segments [line items]
(Loss)/profit on disposals	(33)		1
Europe Lightside [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	1,508	1,440	1,392
Group EBITDA	152	143	137
Depreciation, amortisation and impairment	42	41	45
Group operating profit	110	102	92
Europe Distribution [member]
Disclosure of operating segments [line items]
(Loss)/profit on disposals	(9)	4	13
Share of equity accounted investments' profit/(loss)	17	15	13
Europe Distribution [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	3,856	4,145	4,066
Group EBITDA	181	269	206
Depreciation, amortisation and impairment	69	62	76
Group operating profit	112	207	130
Americas Materials [member]
Disclosure of operating segments [line items]
(Loss)/profit on disposals	44	29	(19)
Share of equity accounted investments' profit/(loss)	25	32	34
Americas Materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	8,951	7,970	7,598
Group EBITDA	1,493	1,270	1,204
Depreciation, amortisation and impairment	484	412	386
Group operating profit	1,009	858	818
Americas Products [member]
Disclosure of operating segments [line items]
(Loss)/profit on disposals	(33)	4	34
Americas Products [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	4,433	4,327	4,280
Group EBITDA	603	573	543
Depreciation, amortisation and impairment	144	138	132
Group operating profit	459	435	411
Americas Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue	7	2,343	2,315
Group EBITDA	(5)	164	150
Depreciation, amortisation and impairment		21	31
Group operating profit	€ (5)	€ 143	€ 119